Other Liabilities - Liability Balances (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Uncertain tax provisions	$ 84	$ 79
Lease liabilities	71	68
Accrued expenses	69	110
Employee withheld taxes, social security and vacation payments	43	47
Contract liabilities	31	31	$ 33	$ 29
Accrued interest expense	30	38
Taxes payable	36	29
Unfavorable drilling contracts	7	7
Other liabilities	9	27
Total Other Liabilities	$ 380	$ 436
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total Other Liabilities	Total Other Liabilities